Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Compensation [Abstract]
Share-based compensation
12.	Share-based compensation

Compensation expense recognized for share-based awards was as follow:

	For the Six Months Ended June 30,
	2022	2023
	US$’000	US$’000

Share options	761	138

These options were granted with exercise prices denominated in US$. The grantees can exercise vested options after the commencement date of exercise and before the end of its contractual term (i.e., 3 years after the commencement date of exercise).

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized using the straight-line method over the requisite service period.